INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Debt Securities, Trading, and Equity Securities, FV-NI
The following tables provide additional information relating to fixed maturities and common stock held:

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(in millions)
December 31, 2019
Fixed Maturities:
U.S. Government	$11.2	$0.4	$—	$11.6
States, Territories & Possessions	15.3	0.7	—	16.0
Special Revenue and Special Assess. Obligations	4.0	0.1	—	4.1
Political Subdivisions of States and Territories	6.6	0.1	0.2	6.5
Industrial and Miscellaneous (Unaffiliated)	1,313.8	82.0	1.0	1,394.8
Preferred Stocks	2.3	—	—	2.3
Total Fixed Maturities	$1,353.2	$83.3	$1.2	$1,435.3

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Adjusted Cost
	(in millions)
Common Stocks:
Unaffiliated	$0.2	$—	$—	$0.2
Total Unaffiliated Common Stocks	$0.2	$—	$—	$0.2

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(in millions)
December 31, 2018
Fixed Maturities:
U.S. Government	$8.5	$0.1	$0.2	$8.4
Special Revenue and Special Assess. Obligations	0.5	0.3	—	0.8
Political Subdivisions of States and Territories	3.6	0.1	—	3.7
Industrial and Miscellaneous (Unaffiliated)	1,052.9	2.2	54.4	1,000.7
Preferred Stocks	4.2	—	0.4	3.8
Total Fixed Maturities	$1,069.7	$2.7	$55.0	$1,017.4

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Adjusted Cost
	(in millions)
Common Stocks:
Unaffiliated	$2.0	$—	$—	$2.0
Total Unaffiliated Common Stocks	$2.0	$—	$—	$2.0

Investments Classified by Contractual Maturity Date
The carrying value and estimated fair value of fixed maturities at December 31, 2019, by contractual maturity are as follows:

	Carrying Value	Estimated Fair Value
	(in millions)
Due in one year or less	$—	$—
Due after one year through five years	173.5	182.9
Due after five years through ten years	748.4	795.5
Due after ten years	428.8	454.4
Mortgage-backed securities	0.2	0.2
Preferred stocks	2.3	2.3
Total Fixed maturities	$1,353.2	$1,435.3

Schedule of Unrealized Loss on Investments
All impaired securities (fair value is less than cost or amortized cost) for which an other-than-temporary impairment has not been recognized in earnings as a realized loss (including securities with a recognized other-than-temporary impairment for non-interest related declines when a non-recognized interest related impairment remains) as of December 31, 2019:

	Less than 12 Months	12 Months or Longer
(in millions)
The aggregate amount of unrealized losses	$—	$—
The aggregate related fair value of securities with unrealized losses	$—	$—
The following table discloses fixed maturities 21 issues and 235 issues, respectively, that have been in a continuous unrealized loss position for less than a twelve month period or greater than a twelve month period as of December 31, 2019 and 2018, respectively (in millions):

	Less than 12 Months		12 Months or Longer		Total
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
	(in millions)
December 31, 2019
Fixed Maturities:
U.S. Government	$—	$—	$—	$—	$—	$—
Political Subdivisions of States and Territories	3.4	0.2	—	—	3.4	0.2
Industrial and Miscellaneous (Unaffiliated)	40.8	0.8	8.5	0.2	49.3	1.0
Preferred Stocks	—	—	—	—	—	—
Total Fixed Maturities	$44.2	$1.0	$8.5	$0.2	$52.7	$1.2

	Less than 12 Months		12 Months or Longer		Total
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
	(in millions)
December 31, 2018
Fixed Maturities:
U.S. Government	$—	$—	$4.6	$0.2	$4.6	$0.2
Industrial and Miscellaneous (Unaffiliated)	372.8	15.6	470.6	38.8	843.4	54.4
Preferred Stocks	1.9	0.1	1.9	0.3	3.8	0.4
Total Fixed Maturities	$374.7	$15.7	$477.1	$39.3	$851.8	$55.0

Offsetting Assets And Liabilities
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
December 31, 2019

Description	Gross Amounts Recognized	Amount Offset	Net Amount Presented in the Balance Sheets
	(in millions)
ASSETS
Total Derivatives	$31.1	$2.9	$28.2

LIABILITIES
Total Derivatives	$2.9	$2.9	$—

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
December 31, 2018

Description	Gross Amounts Recognized	Amount Offset	Net Amount Presented in the Balance Sheets
	(in millions)
ASSETS
Total Derivatives	$19.6	$0.9	$18.7

LIABILITIES
Total Derivatives	$0.9	$0.9	$—

Realized Gain (Loss) on Investments
The following table summarizes the realized capital gains (losses) for the years ended December 31, 2019, 2018 and 2017:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Fixed maturities	$(0.6)	$(9.5)	$0.2
Derivative instruments	81.8	5.8	41.8
Amounts transferred to interest maintenance reserve (“IMR”) net of tax	0.8	5.9	(4.2)
Tax (expense) credits	(17.1)	(1.2)	(14.6)
Net Realized Capital Gains (Losses)	$64.9	$1.0	$23.2